UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 2/28

Date of reporting period: 07/01/09 - 06/30/10

Item 1. Proxy Voting Record

=============== Wells Fargo Advantage Dow Jones Target 2010 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2015 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2020 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2025 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2030 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2035 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2040 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2045 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

=============== Wells Fargo Advantage Dow Jones Target 2050 Fund ===============
===============                  <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

============== Wells Fargo Advantage Dow Jones Target Today Fund ===============
==============                   <sup>SM</sup>                   ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Diversified Stock
Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio, and Wells
Fargo Advantage Short-Term Investment Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 26, 2010).

========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE
REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND
EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 26, 2010

*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.